Income Taxes (Deferred Tax Assets and Liabilities) (Details) (USD $)	Jul. 02, 2011	Jul. 03, 2010
Deferred tax liabilities, deferred supply chain distributions	$ 276,001,000	$ 542,424,000
Deferred tax liabilities, excess tax depreciation and basis differences of assets	384,702,000	288,122,000
Deferred tax liabilities, goodwill and intangible assets	175,747,000	157,943,000
Deferred tax liabilities, other	35,497,000	26,032,000
Total deferred tax liabilities	871,947,000	1,014,521,000
Deferred tax assets, net operating tax loss carryforwards	35,989,000	70,439,000
Deferred tax assets, benefit on unrecognized tax benefits	23,463,000	32,790,000
Deferred tax assets, pension	162,212,000	213,398,000
Deferred tax assets, share-based compensation	61,978,000	54,426,000
Deferred tax assets, deferred compensation	37,659,000	39,823,000
Deferred tax assets, self-insured liabilities	40,454,000	40,623,000
Deferred tax assets, receivables	52,614,000	54,511,000
Deferred tax assets, inventory	54,853,000	47,256,000
Deferred tax assets, other	56,465,000	34,836,000
Total deferred tax assets	525,687,000	588,102,000
Valuation allowances	4,046,000	23,115,000
Total net deferred tax liabilities	350,306,000	449,534,000
State Jurisdiction [Member]
State jurisdiction operating loss carryforward valuation allowance	$ 0	$ 19,800,000